Derivative Financial Instruments (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Derivative Financial Instruments
Derivative Financial Instruments

Note 8—Derivative Financial Instruments

We are exposed to certain risks in the normal course of our business operations. One risk relating to the variability of interest on variable rate debt is managed through the use of derivatives. All derivative financial instruments are reported in the balance sheet at fair value.

Generally, we enter into swap relationships such that changes in the fair value or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives.

The Trust and the Predecessor held swaps to pay fixed/receive variable interest rates swaps with a total notional amount of $8.0 million and $25.6 million as of September 30, 2013 and December 31, 2012, respectively.  Gains recognized on the interest rate swaps of $0.02 million were included in change in fair value of derivatives, net in the condensed consolidated and combined statements of operations for the three month periods ended September 30, 2013, no gain was recognized for the three months ended September 30, 2012 and a gain of $0.2 million and $0.06 million were recognized for the nine month periods ended September 30, 2013 and 2012, respectively.

Note 6—Derivative Financial Instruments

        The Ziegler Funds are exposed to certain risks in the normal course of its business operations. The main risks are those relating to the variability of future earnings and cash flows, which are managed through the use of derivatives. All derivative financial instruments are reported in the balance sheet at fair value.

        In particular, interest rate swaps, which are designated as cash flow hedges are used to manage the risk associated with interest rates on variable-rate borrowings.

        Generally, the funds enter into hedging relationships such that changes in the fair value or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives.

        As of December 31, 2012, the Ziegler Funds held swaps to receive variable\pay fixed interest rates swaps with a total notional amount of $25,609,755, of which $17,441,821 expires in July 2013, with the remaining amount expiring in May 2016. Gains recognized on the interest rate swaps of $122,054 were included in the combined statements of operations.

        As of December 31, 2011 the Funds held swaps to receive variable\pay fixed interest rates swaps with a total notional amount of $30,698,023. Losses recognized on the interest rate swaps of $324,824 were included in the combined statements of operations.